Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

        The Company's complete listing of significant accounting policies are described in Note 2 of the notes to the audited financial statements as of December 31, 2012, included in this prospectus.

Basis of Presentation

        The accompanying unaudited financial information as of September 30, 2013, for the nine months ended September 30, 2013 and 2012, and for the period from January 5, 2007 (Inception) to September 30, 2013 has been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. The December 31, 2012 balance sheet was derived from the Company's audited financial statements. These interim financial statements should be read in conjunction with the 2012 audited annual financial statements and notes thereto in the final prospectus dated September 25, 2013 related to the Company's initial public offering.

        In the opinion of management, the unaudited financial information as of September 30, 2013, for the nine months ended September 30, 2013 and 2012, and for the period from January 5, 2007 (Inception) to September 30, 2013, reflects all adjustments, which are normal recurring adjustments, necessary to present a fair statement of financial position, results or operations and cash flows. The results of operations for the nine months ended September 30, 2013 and 2012, are not necessarily indicative of the operating results for the full fiscal year or any future period.

Use of Estimates

        The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company's Balance Sheets and the amount of expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, accounting for share-based compensation and accounting for research and development costs. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The carrying amounts reported in the Balance Sheets for cash and cash equivalents are valued at cost, which approximates their fair value.

Concentration of Credit Risk

        The Company's financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash in bank accounts, which, at times, exceed federally insured limits. The Company also maintains cash equivalents in money market funds that invest primarily in U.S. Treasury securities. The Company has not recognized any losses from credit risks on such accounts during any of the periods presented. The Company believes it is not exposed to significant credit risk on its cash and cash equivalents.

Foreign Currency Translation

        The Company maintains a bank account in a foreign currency. The Company considers the U.S. dollar to be its functional currency. Expenses are translated at the exchange rate on the date the expense is incurred. The effect of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars is included in the Statements of Operations. Foreign exchange transaction gains and losses are included in the results of operations and are not material in the Company's financial statements.

Financial Instruments

        The carrying amounts of the Company's financial instruments, which include cash and cash equivalents, accounts payable and accrued expenses approximate their respective fair value due to their short maturities.

Property and Equipment

        Property and equipment, which consist mainly of computers and other equipment, are carried at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the respective assets, generally five to seven years, using the straight-line method.

Research and Development

        Research and development expenses consist of costs associated with the development and clinical testing of Fovista, an anti-PDGF aptamer the Company is developing for use in combination with anti-VEGF drugs for treatment of wet age-related macular degeneration, or wet AMD, and the Company's other product candidates. Research and development expenses consist of:

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  external research and development expenses incurred under arrangements with third parties, such as contract research organizations, ("CROs") and other vendors, contract manufacturing organizations and consultants; and
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  employee-related expenses, including salaries, benefits, travel and share-based compensation expense.

        Research and development costs also include costs of acquired product licenses and related technology rights where there is no alternative future use, prototypes used in research and development, consultant fees and amounts paid to collaborative partners.

        All research and development costs are charged to operations as incurred in accordance with ASC 730 Research and Development. The Company accounts for non-refundable advance payments for goods and services that will be used in future research and development activities as expenses when the service has been performed or when the goods have been received, rather than when the payment is made.

        The Company anticipates that its research and development expenses will increase substantially as compared to prior periods in connection with initiating and conducting its pivotal Phase 3 clinical program for Fovista and if such trials are successful, seeking marketing approval for Fovista.

        The Company does not currently utilize a formal time allocation system to capture expenses on a project-by-project basis because it records expenses by functional department. Accordingly, the Company does not allocate expenses to individual projects or product candidates, although it does allocate some portion of its research and development expenses by functional area and by compound.

Income Taxes

        The Company utilizes the liability method of accounting for deferred income taxes, as set forth in ASC 740-10, Income Taxes-Overall. Under this method, deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. A valuation allowance is established against net deferred tax assets because, based on the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized. The Company maintains a full valuation allowance on its deferred tax assets. Accordingly, the Company has not recorded a benefit or provision for income taxes other than for the sale of a portion of its unused New Jersey State operating loss carryforwards through a program sponsored by the State of New Jersey and the New Jersey Economic Development Authority in 2011. The Company's U.S. federal net operating losses have occurred since inception and as such, tax years subject to potential tax examination could apply from that date because carrying-back net operating loss opens the relevant year to audit.

Share-Based Compensation

        The Company follows the provisions of the ASC 718, Compensation—Stock Compensation which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and non-employee directors, including employee stock options. Share-based compensation expense is based on the grant date fair value estimated in accordance with the provisions of ASC 718 and is generally recognized as an expense over the requisite service period.

        For stock options granted as consideration for services rendered by non-employees, the Company recognizes expense in accordance with the requirements of ASC 505-50, Equity Based Payments to Non-Employees. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company's common stock and the non-cash expense recognized during the period will be adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of the future expense will include fair value re-measurements until the stock options are fully vested.

        Prior to the Company's initial public offering, the Company determined the estimated fair value of the common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of its common stock.

        Due to the lack of trading history, the Company's computation of stock-price volatility is based on the volatility rates of comparable publicly held companies over a period equal to the expected term of the options granted by the Company. The Company's computation of expected term was determined using the "simplified" method which is the midpoint between the vesting date and the end of the contractual term. The Company believes that it does not have sufficient reliable exercise data in order to justify the use of a method other than the "simplified" method of estimating the expected exercise term of employee stock option grants. The Company has paid no dividends to stockholders. The risk-free interest rate is based on the zero-coupon U.S. Treasury yield at the date of grant for a term equivalent to the expected term of the option.

        Share-based compensation expense includes stock options granted to employees and non-employees and has been reported in the Company's statements of operations as follows:

	Nine months ended September 30,
	2013	2012
Research and development	$1,052	$182
General and administrative	555	101

Total	$1,607	$283

        The Company had no shares of unvested restricted common stock granted to employees at September 30, 2013 or at December 31, 2012, respectively.

Reclassification

        Certain amounts in prior periods have been reclassified to conform to the current year presentation. Such reclassifications did not have a material effect on the Company's financial condition or results of operations as previously reported.

JOBS Act

        As an "emerging growth company" under the Jumpstart Our Business Startups Act of 2012, the Company can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an emerging growth company to delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to delay the adoption of such new or revised accounting standards. As a result of this election, the Company's financial statements may not be comparable to the financial statements of other public companies.

2. Significant Accounting Policies

Basis of Presentation

        The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include all adjustments necessary for the fair presentation of the Company's financial position for the periods presented.

Unaudited Pro Forma Information

        Unaudited pro forma net loss per share is computed using the weighted-average number of common shares outstanding and gives effect to the automatic conversion of all outstanding shares of the Company's preferred stock, into an aggregate of 21,038,477 shares of the Company's common stock, as if they had occurred during the year ended December 31, 2012, and the completion of the Company's initial public offering that occurred on September 30, 2013.

Use of Estimates

        The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company's Balance Sheets and the amount of expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for stock-based compensation and investor rights liabilities, for income taxes and accounting for research and development costs. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The carrying amounts reported in the Balance Sheets for cash and cash equivalents are valued at cost, which approximates their fair value.

Concentration of Credit Risk

        The Company's financial instruments that are exposed to concentration of credit risk consist primarily of cash. The Company maintains its cash in bank accounts, which, at times, exceed federally insured limits. The Company has not recognized any losses from credit risks on such accounts during any of the periods presented. The Company believes it is not exposed to significant credit risk on cash.

Foreign Currency Translation

        The Company maintains a bank account in a foreign currency. The Company considers the United States dollar to be the functional currency. Expenses are translated at the exchange rate on the date the expense is incurred. The effect of exchange rate fluctuations on translating foreign currency assets and liabilities into United States dollars is included in the Statements of Operations. Foreign exchange transaction gains and losses are included in the results of operations and are not material in the Company's financial statements.

Financial Instruments

        The carrying amounts of the Company's financial instruments, which include cash and cash equivalents, other receivables, accounts payable and accrued expenses, and warrants, approximate their fair value due to their short maturities. The carrying amounts of warrants approximate their fair value based upon option pricing models.

Property and Equipment

        Property and equipment, which consist mainly of computers and other equipment, are carried at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the respective assets, generally five to seven years, using the straight-line method.

Research and Development

        All research and development costs are expensed as incurred. Research and development costs include costs of acquired product license and related technology rights where there is no alternative future use, prototypes used in research and development, consultant fees and amounts paid to collaborative partners. All research and development costs are charged to operations as incurred in accordance with ASC 730, Research and Development.

Income Taxes

        The Company utilizes the liability method of accounting for deferred income taxes, as set forth in ASC 740-10, Income Taxes-Overall. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. A valuation allowance is established against deferred tax assets because the Company's management believes it cannot at this time conclude that it is more likely than not that some or all of the deferred tax assets will not be realized. The Company maintains a full valuation allowance on its deferred tax assets. Accordingly, the Company has not recorded a benefit or provision for income taxes other than for the sale of a portion of its unused New Jersey State operating loss carryforwards through a program sponsored by the State of New Jersey and the New Jersey Economic Development Authority in 2011. Since its inception, the Company has incurred losses for U.S. Federal income tax purposes, and is subject to potential tax examination from the date these losses are utilized in future tax returns.

Share-Based Compensation

        At December 31, 2012 and 2011, the Company had one share-based employee compensation plan, which is described more fully in Note 12.

        The Company grants stock options for a fixed number of shares to employees and non-employees with an exercise price equal to the fair value of the share at the grant date.

        The Company accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation. The Company selected the Black-Scholes option pricing model as the most appropriate model for determining the estimated fair value for share-based awards. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the weighted-average of historical information of similar public entities. The Company will continue to use a weighted-average approach using other similar public entity volatility information until historical volatility of the Company is relevant to measure expected volatility for future option grants.

        The average expected life was determined according to the Securities and Exchange Commission ("SEC") shortcut approach as described in Staff Accounting Bulletin ("SAB") No. 110, which is the mid-point between the vesting date and the end of the contractual term.

        The risk-free interest rate is based on U.S. Treasury zero-coupon bonds with a remaining term equal to the expected life assumed at the date of grant. Forfeitures are estimated based on voluntary termination behavior, as well as historical analysis of actual option forfeitures. The weighted-average assumptions used in the Black-Scholes option pricing model are as follows:

	Year Ended December 31,
	2012	2011
Expected common stock price volatility	81%	79%
Risk-free interest rate	0.94% - 1.77%	1.72% - 2.38%
Expected term of options (years)	6.6	6.7
Expected annual dividend per share	$—	$—

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board issued guidance that changed the requirement for presenting "Comprehensive Income" in the financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The Company did not incur any components of comprehensive income for the periods presented and therefore did not include a statement of comprehensive income in the financial statements.

        In February 2013, the FASB issued Accounting Standards Update ("ASU") 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to present the effect of certain significant reclassifications out of accumulated other comprehensive income on the respective line items in net income. The amendments in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2013-02 is effective prospectively for fiscal years beginning after December 15, 2012. As the ASU requires additional presentation only, there will be no impact to the Company's results of operations or financial position.